Leases - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	¥ 17,567	¥ 6,484
Right-of-use assets obtained in exchange for lease obligations
Operating leases	¥ 1,756	¥ 31,832